Derivative Warrant Liabilities - Schedule of Private Warrants (Details) - Level 2 fair value measurements [Member]	Sep. 30, 2025	Mar. 30, 2025
Schedule of Private Warrants [Line Items]
Warrant, expiry date	January 25, 2029	January 25, 2029
Share price [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	3.2	4.78
Expected dividend yield [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input
Exercise price [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	6,874.13	6,874.13
Risk-free interest rate [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	4.21	4.21
Expected life [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	4	4
Expected volatility [Member]
Schedule of Private Warrants [Line Items]
Warrants, measurement input	59.98	59.98